SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Loans

	December 31, 2012	December 31, 2011
— Long-term Rand revolving credit facilities (a)	350.1	—
— Short-term Rand credit facilities (b)	142.4	—

Total long-term loans	492.5	—

Schedule of Debt Maturity

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below:

Maturity	December 31, 2012	December 31, 2011
later than one year and not later than two years	492.5	—

	492.5	—

Summary of Guaranteed Facilities

		December 31, 2012
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Long-term Rand revolving credit facilities	(a)	408.4	350.1	—	58.3
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	666.0	334.0
$500 million syndicated revolving credit facility	(d)(iii)	500.0	—	104.0	396.0

		2,908.4	350.1	1,770.0	788.3

		December 31, 2011
		Total facilities	Utilised by		Total unutilised
			Sibanye Gold	Gold Fields[1]
Split-tenor revolving credit facility		500.0	—	500.0	—
Long-term rand revolving credit facilities	(a)	430.5	—	—	430.5
$1 billion notes issue	(d)(i)	1,000.0	n/a	1,000.0	—
$1 billion syndicated revolving credit facility	(d)(ii)	1,000.0	—	220.0	780.0

		2,930.5	—	1,720.0	1,210.5

[1]	Gold Fields group excluding Sibanye Gold and its subsidiaries
n/a	Not available to the Group

Long-term Rand revolving credit facilities [Member]
Schedule of Long-term Loans

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan advanced	366.3	—
Translation	(16.2)	—

Closing balance	350.1	—

Short-term Rand credit facilities [Member]
Schedule of Long-term Loans

These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities were guaranteed by Gold Fields.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loan repaid	—	(55.4)
Loan advanced	149.0	55.4
Translation	(6.6)	—

Closing balance	142.4	—